Loans and Allowance for Loan Losses (Details 8) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 974,029	$ 865,080
Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	73,261	57,906
Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,047	5,716
Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	5,715	5,850
Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	3,429	4,418
Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	86,452	73,890
Commercial, financial, and agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	182,881	149,091
Commercial, financial, and agricultural | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	10,295	8,663
Commercial, financial, and agricultural | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	798	421
Commercial, financial, and agricultural | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	635	697
Commercial, financial, and agricultural | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	982	308
Commercial, financial, and agricultural | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	12,710	10,089
Residential real estate | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	18,907	16,895
Residential real estate | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	665	1,267
Residential real estate | Construction | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	640	0
Residential real estate | Construction | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Residential real estate | Construction | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Residential real estate | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,305	1,267
Residential real estate | Mortgages
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	259,900	256,086
Residential real estate | Mortgages | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	16,577	22,191
Residential real estate | Mortgages | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,159	3,737
Residential real estate | Mortgages | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	3,582	3,615
Residential real estate | Mortgages | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,888	2,322
Residential real estate | Mortgages | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	24,206	31,865
Real estate construction - commercial | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	55,653	33,943
Real estate construction - commercial | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,113	1,296
Real estate construction - commercial | Construction | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	37
Real estate construction - commercial | Construction | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Real estate construction - commercial | Construction | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	50	102
Real estate construction - commercial | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,163	1,435
Real estate construction - commercial | Mortgages
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	426,470	385,869
Real estate construction - commercial | Mortgages | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	44,611	24,303
Real estate construction - commercial | Mortgages | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	426	1,485
Real estate construction - commercial | Mortgages | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,498	1,538
Real estate construction - commercial | Mortgages | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	420	1,542
Real estate construction - commercial | Mortgages | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	46,955	28,868
Installment and other consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	30,218	23,196
Installment and other consumer | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	186
Installment and other consumer | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	24	36
Installment and other consumer | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Installment and other consumer | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	89	144
Installment and other consumer | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 113	$ 366